Financial assets at fair value through profit or loss (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Carrying amount	¥ 690,627,000	¥ 2,071,653,000
Contingent refundable consideration
Financial assets at fair value through profit or loss
Carrying amount		676,000
Wealth management products
Financial assets at fair value through profit or loss
Carrying amount	690,627,000	2,070,977,000
Financial assets at fair value through profit or loss	¥ 690,627,000	¥ 2,070,977,000